UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:  2
  This Amendment (Check only one): [ ] is a restatement
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number:  28-5160

Person Signing this Report on Behalf of Reporting Manager:

Arvind Sodhani, Vice President and Treasurer (408) 765-1240

 ---------------------------------------------------------------
   ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and
                        15 U.S.C. 78ff(a)
 ---------------------------------------------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:


/S/Arvind Sodhani    Santa Clara, California  April 24, 2000
-------------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                      Form 13F SUMMARY PAGE

              REPORTING MANAGER:  INTEL CORPORATION

Report Summary:

Number of Other Included Managers:        -0-

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $46,224



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                                      6/30/99
                           FORM 13F INFORMATION TABLE
                      REPORTING MANAGER:  INTEL CORPORATION

                                                      ITEM 4:   ITEM 5:
                                                       FAIR     SHARES                                         ITEM 8:
                                  ITEM 2:   ITEM 3:   MARKET      OR            ITEM 6:                   VOTING AUTHORITY
            ITEM 1:              TITLE OF    CUSIP     VALUE   PRINCIPAL SH/  INVESTMENT   ITEM 7:     (A)       (B)       (C)
         NAME OF ISSUER            CLASS    NUMBER     (000)    AMOUNT   PRN  DISCRETION  MANAGERS    SOLE     SHARED     NONE

IXOS SOFTWARE AG                  SP ADR   46600V108    25,155   780,000  SH     SOLE               1,560,000
                                  BEARER
RESEARCH IN MOTION LTD              ORD    760975102    18,765   926,667  SH     SOLE                 926,667
STREAMLINE COM INC                  COM    863239109     2,304   285,714  SH     SOLE                 285,714
  FAIR MARKET VALUE GRAND TOTAL:                        46,224
